Other Accounts Payable - Disclosure of Sensitivity Analysis for Actuarial Assumption (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discount rate [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	9.10%	10.50%	9.10%
Discount rate [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	9.30%	10.70%	9.35%
Salary growth rate [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	5.00%	5.00%	5.00%
Salary growth rate [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	5.50%	5.50%	5.50%
Rate of increase in minimum wage [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	4.00%	5.20%	5.20%
Rate of increase in minimum wage [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of seniority premium rate	5.20%	4.00%	4.00%